UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund
1536 Holmes Street
Livermore, CA  94550
 (Address of principal executive offices)

OCM Mutual Fund
Attn: Greg Orrell
1536 Holmes Street
Livermore, CA  94550
 (Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2007 through June 30, 2008

Item 1. Proxy Voting Record

July 1, 2007 to June 30. 2008

ORRELL CAPITAL MANAGEMENT, INC. PROXY VOTING SUMMARY

Company Name	Company Ticker Symbol	CUSIP Number	Shareholder Meeting Date	Describe the matters voted on	Proposed by Co. or Security	Did Orrell Capital Vote	How did Orrell Capital Vote?	Vote Cast for or against Management

FREEPORT MCMORAN	FCX	35671D857	07/10/2007	1.Vote for directors; 2. Appoint Ernst & Young as auditors	Company	Yes	For	For
3. Adoption of proposed amendments
to 2006 stock incentive
plan.

Brazauro Resources	BZO	10575Q106	7/30/2007	1. Appt. of Morgan & Co. as auditors	Company	Yes	For	For
2. Vote for directors; 3. Approve
resolution to amend company's stock
option plan; 4. Approve increase of
shares for stock option plan.

Alhambra Resources	ALH	015902109	7/31/2007	1. Fix board of directors at 6	Company	Yes	For	For
2. Elect directors; 3. Appoint KPMG as
auditors; 4. Approve adoption of
stock options plan; 5. Approval and
adoption of resolution re: arrangement
with DOT Resources

Australian Solomons Gold	SGA	Q8271C100	9/26/2007	1. Private placement issuing 13,044,000	Company	Abstain
Common share and 6,522,000 common
share purchase warrants

Company Name	Company Ticker Symbol	CUSIP Number	Shareholder Meeting Date	Describe the matters voted on	Proposed by Co. or Security	Did Orrell Capital Vote	How did Orrell Capital Vote?	Vote Cast for or against Management

Altius Minerals	ALS	20936100	10/31/2007	1. Fix number of directors at seven;	Company	Yes	For	For
				2. Elect directors; 3. Appoint Deloitte &
				Touche as auditors.

Gold Fields	GFI	38059T106	11/2/2007	1. Adoption of Financial statements	Company	Yes	For	For
				2. Elect directors; 3. Placement of
				shares under control of directors;
				3. Issue equity securities for cash;
				4. Award rights to non-executive
				directors under 2005 non-executive
				share plan; 5. Increase of director's fees
				5. Placement of non-convertible
				redeemable preference shares.

Royal Gold	RGLD	780287108	11/7/2007	1. Elect directors; 2. Adopt amendment	Company	Yes	For	For
				to increase authorized common stock
				from 40,000,000 to 100,000,000 shares
				3. Appoint Pricewaterhousecoopers as
				auditors

Harmony Gold	HMY	413216300	11/26/2007	1. Adoption of financial statements	Company	Yes	For	For
				for 2006/2007; 2. Elect directors;
				3. Fix fees of directors; 4. Re-appoint
				Pricewaterhousecoopers as auditors;
				5. Placing 10% of unissued ordinary
				shares under directors' control

Company Name	Company Ticker Symbol	CUSIP Number	Shareholder Meeting Date	Describe the matters voted on	Proposed by Co. or Security	Did Orrell Capital Vote	How did Orrell Capital Vote?	Vote Cast for or against Management

Australian Solomons Gold	SGA	Q8271C100	11/27/2007	1. Elect directors; 2. Appoint KPMG as	Company	Yes	For	For
				auditors; 3. Adopt renumeration report.

Grayd Resource Corp.	GYD	388902108	1/23/2008	1. Appoint Smythe Ratcliff as auditors;	Company	Yes	For	For
				2. Determine number of directors at 4;
				3. Elect directors; 4. Approve company
				stock option plan;

Capstone Mining	CS	2759162	1/7/2008	1. Appoint Davidson & Co. as auditors;	Company	Yes	For	For
				2. Elect directors; 3. Approve stock
				option plan; 4. Approve financials and
				contracts, appointments made by
				directors since last annual meeting

Maximus Ventures	MXV	57773B100	2/15/2008	1. Appoint Raymond Chabot Grant	Company	Yes	For	For
				Thornton as auditors; 2. Fix number
				of directors at six; 3. Elect directors

Birim Goldfields	BGI	090878109	3/31/2008	1. Approve amalgamation of the	Company	Yes	For	For
				corporation and Goldcrest Resources
				to form Volta Resources (Amalco);
				2. If amalgamation approved, authorize
				an increase in number of shares for
				stock option plan; 3. If amalgamation
				approved, authorize directors of
				Amalco to fix number of directors; 4. If
				amalgamation approved, confirm new
				by-laws for Amalco.

Mundoro Mining	MUN	626136105	4/11/2008	1. Appoint Ernst & Young as auditors;	Company	Yes	For	For
				2. Authorize directors to fix fee of
				auditors; 3. Determine number of

Company Name	Company Ticker Symbol	CUSIP Number	Shareholder Meeting Date	Describe the matters voted on	Proposed by Co. or Security	Did Orrell Capital Vote	How did Orrell Capital Vote?	Vote Cast for or against Management

				directors at five; 4. Elect directors;
				5. Approve stock option renewal
				plan; 6. Approve stock option amend-
				ment plan.; Approve the Arrangement
				resolution.

Newmont Mining	NEM	651639106	4/23/2008	1. Elect directors; 2. ratify appointment	Company	Yes	For 1 & 2	For
				of auditors for 2008 3. Stockholder	Stockholder		Against 3&4
				proposal to approve majority voting
				for election of directors in a non-
				contested election if introduced at
				meeting; 4. Stockholder proposal
				regarding independent board chairman
				if introduced at meeting.

Randgold	GOLD	752344309	4/28/2008	1. Adoption of the directors' report	Company	Yes	For	For
				and accounts; 2. Elect directors; 3.
				Adoption of report of the remuneration
				committee; 4. Approve fees payable to
				directors; 5. Re-appoint BDO Stoy
				Hayward as auditors; 6. Increase
				authorized share capital; 7 Amend
				paragraph 4 of Memorandum of
				Association; Amend Article 4.1 of
				Association; Approve restricted share
				scheme.

Guyana Goldfields	GUY	403530108	4/30/2008	1. Elect directors; 2. Appoint Smith	Company	Yes	For	For
				Nixon as auditors

Company Name	Company Ticker Symbol	CUSIP Number	Shareholder Meeting Date	Describe the matters voted on	Proposed by Co. or Security	Did Orrell Capital Vote	How did Orrell Capital Vote?	Vote Cast for or against Management

El Dorado Gold	ELD	284902103	5/1/2008	1. Elect directors; 2. Appoint Price-	Company	Yes	For	For
				waterhousecoopers as auditors; 3.
				directors to fix auditors compensation;
				4. Approve res. Re: incentive stock
				option plan; 5. Incentive stock option plan
				for employees, consultants and advisors;
				and directors

Anglogold Ashanti	AU	035128206	5/6/2008	1. Adoption of Financial statements;	Company	Yes	For	For
				2. Elect directors; 3. Authority to
				directors to a lot and issue ordinary
				shares; 4. Authority to directors to
				issue ordinary shares for cash; 5.
				Authority for directors to a lot and
				issue ordinary shares in terms of
				Golden Cycle transaction; 6. General
				authority for directors to issue
				convertible bonds; 7. Amendment
				to the Anglogold Ashanti bonus share
				plan; 8. Amendment to company's
				Articles of Association; 9. Acquisition
				of company's own shares.

Western Goldfields	WGW	95828P203	5/6/2008	1. Elect directors; 2. Ratify appointment	Company	Yes	For	For
				of Pricewaterhouscoopers as auditors
				3. Amend company's stock incentive plan.

Barrick Gold	ABX	067901108	5/6/2008	1. Elect directors; 2. Approve appt. of	Company	Yes	For 1,2,3	For
				Pricewaterhouscoopers as auditors;			Against 4
				3. Replacement of by-law No. 1 of
				Barrick; 4. Shareholder res.

Company Name	Company Ticker Symbol	CUSIP Number	Shareholder Meeting Date	Describe the matters voted on	Proposed by Co. or Security	Did Orrell Capital Vote	How did Orrell Capital Vote?	Vote Cast for or against Management

Kinross	KGC	496902104	5/7/2008	1. Elect directors; 2. Approve appt. of	Company	Yes	For	For
				KPMG as auditors; 3. Increase issuable
				shares from 12,833,333 to 22,822,333
				4. Approve restricted share plan
				from 4,000,000 to 8,000,000

Jaguar Mining	JAG	47009M103	5/8/2008	1. Elect directors; 2. Re-appoint KPMG	Company	Yes	For	For
				as auditors

Agnico Eagle	AEM	008474108	5/9/2008	1. Elect directors; 2. Appoint Ernst	Company	Yes	For	For
				and Young as auditors; 3. Approve
				amendment to employee share
				purchase plan; 4. Approve company's
				stock option plan; 5. Adoption of
				amended and re-stated by-laws of
				the company

Aurizon Mines	AZK	05155P106	5/14/2008	1. Fix number of directors at 8; 2	Company	Yes	For	For
				Elect directors; 3. Appoint Pricewater-
				housecoopers as auditors; 4. Transact
				any further business that may come
				before the meeting adjourns.

Silver Wheaton	SLW	828336107	5/14/2008	1. Elect directors; 2. Appoint Deloitte	Company	Yes	For	For
				& Touche as auditors; 3. Res. Confirm-
				ing a new general by-law for the
				company.

Hecla Mining	HL	422704106	5/16/2008	1. Elect Directors	Company	Yes	For	For

Company Name	Company Ticker Symbol	CUSIP Number	Shareholder Meeting Date	Describe the matters voted on	Proposed by Co. or Security	Did Orrell Capital Vote	How did Orrell Capital Vote?	Vote Cast for or against Management

Goldcorp	GG	380956409	5/20/2008	1. Elect directors; 2. Appoint Deloitte &	Company	Yes	For	For
				Touche as auditors; 3. Res. Amending
				company stock option plan; 3. Res.
				approving amendments to company's
				restricted share plan; 4. Res. Confirming
				a new general by-law for the company

Lihir Gold	LIHR	532349107	5/21/2008	1.Receive financial statements and reports; 2. Elect directors; 3. Re-appointment of auditor; 4. Award share rights to managing director.	Company	Yes	For	For

IAMGold	IMG	450913108	5/15/2008	1. Elect directors; 2. Appoint KPMG as	Company	Yes	For	For
				auditors

Pan American Silver	PAA	697900108	5/13/2008	1. Elect directors; 2. Appoint Deloitte &	Company	Yes	For	For
				Touche as auditors; 3. Authorize
				directors to fix auditors remuneration
				4. Approve company's new stock
				option plan.

Yamana Gold	AUY	98462Y100	5/14/2008	1. Increase number of directors from	Company	Yes	For	For
				10 to 15; 2. Elect directors; 3. appoint
				Deloitte & Touche as auditors; 4.
				Adoption of restricted share plan; 5
				Confirmation of new general By-law

Acquiline Resources	AQI	03839N100	5/15/2008	1. Elect directors; 2. Appoint Moore	Company	Yes	For	For
				Stephens Cooper Molyneys as auditors

Anatolia Minerals	ANC	32900102	5/20/2008	1. Elect directors; 2. Appoint Price-	Company	Yes	For	For
				waterhousecoopers as auditors.

Company Name	Company Ticker Symbol	CUSIP Number	Shareholder Meeting Date	Describe the matters voted on	Proposed by Co. or Security	Did Orrell Capital Vote	How did Orrell Capital Vote?	Vote Cast for or against Management

International Royalty	IRC	460277106	5/21/2008	1. Re-appoint Pricewaterhousecoopers	Company	Yes	For	For
				as auditors; 2. Res. To fix number of
				directors at seven; 3. Elect directors;
				4. Res. To confirm company's amended
				re-stated stock option plan; 5. Res, to
				approve company's amended & re-
				stated stock option plan

Randgold Resources	GOLD	752344309	5/15/2008	1. Res. Adopting Director's report &	Company	Yes	For	For
				accounts; 2. 3. elect directors; 4.Res.
				adopting report of remuneration
				committee; 5. approve fees payable to
				directors; 6. Re-appoint BDO Stoy
				Hayward as auditors; 7a. Increase
				authorized share capital; b. Amend
				Paragraph 4 of Memorandum of
				Association; c. Amend article 4
				of Articles of Association; d.
				approve restricted share scheme.

Yukon-Nevada Gold	YNG	98849Q101	5/27/2008	1. Appoint KPMG LLP as auditors;	Company	Yes	For	For
				2. Authorize directors to fix auditor's
				remuneration; 3. Determine number of
				directors at 8; 4. Elect directors; 5.
				Grant authority to vote on any other
				business.

Detour Gold	DGC	250669108	5/29/2008	1. Elect directors; 2. Appoint McGovern,	Company	Yes	For	For
				Hurley, Cunningham as auditors and
				authorize directors to fix their
				remuneration.

Company Name	Company Ticker Symbol	CUSIP Number	Shareholder Meeting Date	Describe the matters voted on	Proposed by Co. or Security	Did Orrell Capital Vote	How did Orrell Capital Vote?	Vote Cast for or against Management

Anglogold Ashanti Ltd.	AU	035128206	5/22/2008	Limited Annual Meeting 1. General	Company	Yes	For	For
				authority to allot and issue shares by
				way of renounceable rights offer.

Central Sun Mining	CSM	C124SB400	5/29/2008	1. Elect directors; 2. Appoint auditors	Company	Yes	For	For
				and fix remuneration

Mountain Lakes Resources	MLKRF	62419J103	5/30/2008	1. Determine number of directors at 5;	Company	Yes	For	For
				2. Elect directors; 3. Appoint KPMG as
				auditors and fix remuneration; 4. Approve
				shareholders rights plan.

Freeport McMoran	FCX	35671D857	6/5/2008	1. Elect directors; 2. Appoint Ernst &	Company	Yes	For	For
				Young as auditors; 3. Increase number
				of authorized shares to 1,800,000,000.

Sabina Silver Corp	SBB	785271107	6/19/2008	1. Elect directors; 2. Appoint Grant	Company	Yes	For	For
				Thornton as auditor; 3. Approve
				company stock option plan

Great Basin Gold	GBN	390124105	6/23/2008	1. Elect directors; 2. Appoint Price	Company	Yes	For	For
				waterhousecoopers as auditor; 3.
				Approve company stock option plan

Company Name	Company Ticker Symbol	CUSIP Number	Shareholder Meeting Date	Describe the matters voted on	Proposed by Co. or Security	Did Orrell Capital Vote	How did Orrell Capital Vote?	Vote Cast for or against Management

Alhambra Resources	ALH	015902109	6/25/2008	1. Fix board of directors at 8; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint KPMG as auditor
				and fix remuneration; 4. Approve
				stock option plan; 5. Approve share-
				holders rights plan.

Amazon Mining	AMZ	G037A0103	6/20/2008	1. Receive financials; 2. Re-appoint PKF	Company	Yes	For	For
				as auditors; 3. elect directors; 4.
				approve stock option plan.

US Silver Corp.	USA	90343P101	6/25/2008	1. Elect directors; 2. Re-appoint Deloitte & Touche as auditors; 3. Approve re-stated stock option plan	Company	Yes	For	For

DOT Resources	DOT	25849B107	6/25/2008	1. Fix board of directors at 6; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint KPMG as auditor
				and fix remuneration; 4. Approve stock
				option plan.

Golden Cycle Gold	GCGC	380894105	6/30/2008	1. Approve merger agreement to merge	Company	Yes	For	For
				with Anglogold Ashanti; 2. Approval
				to adjourn special meeting.

San Gold	SGR	79780P104	6/23/2008	1. Elect directors; 2. Appoint Scarrow &	Company	Yes	For	For
				Donald as auditors and fix re-
				muneration; 3. Re-approval of
				stock option; 4. Approval of re-
				stated shareholder rights plan;
				5. Approval of employee share
				purchase plan; 6. Ratification
				of new general by-laws.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell
Gregory M. Orrell
President
July 16, 2008